Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Jun. 30, 2012 Commodity swaps Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Number of months net losses expected to be reclassified from accumulated other comprehensive income into earnings	23 months
Net losses expected to be reclassified from accumulated other comprehensive income into earnings within the next 12 months		$ 0.9